SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Reconciled Class A Ordinary Shares Reflected in Condensed Balance Sheets

At September 30, 2021, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,800,000)
Class A ordinary shares issuance costs	(16,511,195)
Plus:
Accretion of carrying value to redemption value	25,311,195
Class A ordinary shares subject to possible redemption	$300,000,000

Basic and Diluted Net Income (Loss) per Ordinary Share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For The Period Ended
	December 7, 2020
	(inception) through
	December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(3,395,493)	$(848,873)
Denominator:
Basic and diluted weighted average shares outstanding	30,000,000	7,500,000

Basic and diluted net loss per ordinary share	$(0.11)	$(0.11)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021		2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(6,456,694)	$(1,614,173)	$(7,243,732)	$(1,810,933)
Denominator:
Basic and diluted weighted average shares outstanding	30,000,000	7,500,000	30,000,000	7,500,000
Basic and diluted net loss per ordinary share	$(0.22)	$(0.22)	$(0.24)	$(0.24)